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TYPE						13F-HR
PERIOD					06/30/01
FILER
		CIK				0001019531
		CCC				$3yhziex
SUBMISSION-CONTACT
		NAME				Kamian Schwartzman
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kamian Schwartzman
Title:		Compliance Manager
Phone:		610-918-7200
Signature, Place, and Date of Signing:
	Kamian Schwartzman	West Chester, Pennsylvania	August 14, 2001

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		88
Form 13F Information Table Value Total:		586006
List of Other Included Managers:
  No. 13F File Number		Name


                                                                                                          Voting Authority
   	                                                                                                     --------------------------
                                                  Value    Shares/ Sh/   Put/    Invstmt Other
Name of Issuer           Title of class CUSIP     (x$1000) Prn Amt Prn   Call    Dscretn Managers    Sole    Shared  None
------------------------------------------------ -------------------     ----    ------- --------------------------------

AES Corporation             COM        00130H105      999   23200  SH              Sole               23200
Adobe Systems Inc           COM        00724f101     3473   73900  SH              Sole               73900
Advanced Micro Devices      COM        007903107     4063  140600  SH              Sole              140600
AllState Corp               COM        020002101     1933   43950  SH              Sole               43950
Amerada Hess Corp           COM        023551104     6310   78100  SH              Sole               78100
America Online Inc          COM        00184A105     8573  161750  SH              Sole              161750
American Express            COM        025816109    11778  303550  SH              Sole              303550
American Home Products      COM        026609107      626   10650  SH              Sole               10650
American International GroupCOM        026874107    18728  220303  SH              Sole              220303
Applied Materials Inc       COM        038222105      584   11900  SH              Sole               11900
Archstone Communities Trust COM        039581103      237    9200  SH              Sole                9200
BEA Systems Inc.            COM        073325102     1367   44500  SH              Sole               44500
Bank of America Corp        COM        060505104     1291   21500  SH              Sole               21500
Bristol-Myers Squibb Co     COM        110122108      790   15100  SH              Sole               15100
Burlington Resources Inc    COM        122014103     4745  119375  SH              Sole              119375
CVS Corp                    COM        126650100     5001  129550  SH              Sole              129550
Cardinal Health Inc         COM        14149Y108    19831  287400  SH              Sole              287400
Cigna Corp                  COM        125509109     1634   17050  SH              Sole               17050
Citigroup Inc               COM        172967101    16728  316575  SH              Sole              316575
Computer Sciences Corp      COM        205363104      908   26250  SH              Sole               26250
Concord EFS Inc             COM        206197105     7154  137550  SH              Sole              137550
Costco Wholesale Corp.      COM        22160K105    11870  288950  SH              Sole              288950
Delta Airlines Inc          COM        247361108      315    7150  SH              Sole                7150
Dominion Resources, Inc. - VCOM        25746U109     9565  159075  SH              Sole              159075
Dover Corp                  COM        260003108     5453  144825  SH              Sole              144825
EMC Corp/Mass               COM        268648102     8466  289425  SH              Sole              289425
Eastman Kodak               COM        277461109      343    7350  SH              Sole                7350
Electronic Data System Corp COM        285661104      787   12600  SH              Sole               12600
Exxon Mobil Corporation     COM        30231G102      603    6900  SH              Sole                6900
Family Dollar Stores        COM        307000109    10938  426750  SH              Sole              426750
Fastenal Co.                COM        311900104     7091  114400  SH              Sole              114400
Freddie Mac                 COM        313400301    13600  199855  SH              Sole              199855
General Electric Co         COM        369604103    22782  467325  SH              Sole              467325
General Mills               COM        370334104     5359  122400  SH              Sole              122400
Genuine Parts Co            COM        372460105     1071   34000  SH              Sole               34000
HRPT Properties Trust       COM        40426W101      272   28000  SH              Sole               28000
Halliburton Co              COM        406216101     6902  193880  SH              Sole              193880
International Business MachiCOM        459200101     8461   74875  SH              Sole               74875
J.P. Morgan Chase & Company COM        46625H100    10849  243250  SH              Sole              243250
Johnson & Johnson           COM        478160104    15176  303514  SH              Sole              303514
KeySpan Corporation         COM        49337w100     1897   52000  SH              Sole               52000
Kimberly-Clark Corp         COM        494368103     9458  169200  SH              Sole              169200
Kroger Co                   COM        501044101    12102  484100  SH              Sole              484100
Lehman Brothers Holdings IncCOM        524908100    13405  173550  SH              Sole              173550
Lincoln National Corp       COM        534187109     9281  179350  SH              Sole              179350
MBNA Corp                   COM        55262L100     5755  174400  SH              Sole              174400
McClatchy Company - Class A COM        579489105      704   18000  SH              Sole               18000
Medtronic Inc               COM        585055106    21259  462050  SH              Sole              462050
Merck & Co                  COM        589331107      760   11886  SH              Sole               11886
Micron Technology Inc       COM        595112103     8091  196860  SH              Sole              196860
Microsoft Corp              COM        594918104    17668  242025  SH              Sole              242025
NSTAR                       COM        67019E107      366    8600  SH              Sole                8600
Nationwide Health Pptys Inc COM        638620104      202   10000  SH              Sole               10000
New Plan Excel Realty Trust COM        648053106     1028   67200  SH              Sole               67200
New York Times Co - Class  ACOM        650111107     8471  201700  SH              Sole              201700
Noble Drilling Corp         COM        655042109    11980  365800  SH              Sole              365800
Novellus Systems Inc        COM        670008101     3476   61200  SH              Sole               61200
Omnicom Group               COM        681919106    14420  167680  SH              Sole              167680
Oracle Corporation          COM        68389X105      460   24200  SH              Sole               24200
Peregrine Systems Inc       COM        71366q101     4286  147800  SH              Sole              147800
Pfizer Inc                  COM        717081103     9609  239936  SH              Sole              239936
Pharmacia Corporation       COM        71713U102     9745  212075  SH              Sole              212075
Procter & Gamble            COM        742718109      204    3200  SH              Sole                3200
Public Service Enterprise GrCOM        744573106     1677   34300  SH              Sole               34300
Qwest Communications Intl   COM        749121109    15863  497752  SH              Sole              497752
Raytheon Company            COM        755111507     1033   38900  SH              Sole               38900
Royal Dutch Petroleum NY GLDCOM        780257804      210    3600  SH              Sole                3600
Sanmina Corp                COM        800907107     7419  316910  SH              Sole              316910
Schering-Plough             COM        806605101     4762  131395  SH              Sole              131395
Siebel Systems, Inc.        COM        826170102      755   16100  SH              Sole               16100
Solectron Corp              COM        834182107      470   25700  SH              Sole               25700
SunTrust Banks Inc.         COM        867914103     6028   93050  SH              Sole               93050
Sungard Data Systems        COM        867363103    24205  806550  SH              Sole              806550
Supervalu Inc               COM        868536103      460   26200  SH              Sole               26200
TCF Financial Corp          COM        872275102     6211  134120  SH              Sole              134120
Teleflex Inc                COM        879369106     1067   24250  SH              Sole               24250
Tenet Healthcare Corp       COM        88033G100    17114  331675  SH              Sole              331675
Texas Instruments Inc       COM        882508104     5649  177075  SH              Sole              177075
Tyco International Ltd      COM        902124106    18967  347954  SH              Sole              347954
Ultramar Diamond Shamrock   COM        904000106      676   14300  SH              Sole               14300
United Technologies Corp    COM        913017109     8121  110850  SH              Sole              110850
Veritas Software Corp       COM        923436109      266    4000  SH              Sole                4000
Verizon Communications      COM        92343V104      228    4266  SH              Sole                4266
Viacom Inc - Class B        COM        925524308    14476  279724  SH              Sole              279724
Wal-Mart Stores Inc         COM        931142103    17093  350275  SH              Sole              350275
Williams Cos Inc            COM        969457100     5915  179525  SH              Sole              179525
Xcel Energy Inc.            COM        98389B100     4784  168172  SH              Sole              168172
Kmart Financing 7.75%  Cv   Pfd        498778208     1274   27100  SH              Sole               27100
